Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 3,883,000	$ 3,548,000
Accounts receivable, net of allowance	615,000	3,168,000
Inventories, net of allowance	310,000	330,000
Prepaid expenses and other current assets	306,000	91,000
Total current assets	5,114,000	7,137,000
Equipment and leasehold improvements, net	1,643,000	1,742,000
Other non-current assets	106,000	95,000
Operating lease right-of-use assets, net of amortization	1,028,000	992,000
Financing lease right-of-use asset, net of amortization	338,000	451,000
Investment in South Korean joint venture	0	14,000
Total assets	8,311,000	10,513,000
Current liabilities:
Accounts payable and accrued expenses	1,211,000	946,000
Contract liability	280,000	0
Operating lease liability	210,000	105,000
Finance lease liability	103,000	88,000
Deposits	189,000	90,000
Total current liabilities	5,063,000	2,648,000
Long-term liabilities:
Operating lease liability, net of current	864,000	922,000
Finance lease liability, net of current	257,000	360,000
Total long-term liabilities	1,722,000	1,809,000
Total liabilities	6,785,000	4,457,000
CONTINGENCIES (Note 14)
STOCKHOLDERS’ EQUITY:
Preferred Series A, $0.00067 Par Value, 50,000,000 Shares Authorized, no Shares Issued and Outstanding, at December 31, 2025 and December 31, 2024	0	0
Common stock, $0.00067 Par Value, 550,000,000 Shares Authorized, 317,377,777 and 301,274,243 Shares Issued, at December 31, 2025 and December 31, 2024	213,000	202,000
Additional paid-in capital	165,316,000	158,332,000
Accumulated deficit	(161,280,000)	(149,500,000)
Accumulated other comprehensive loss	(207,000)	(183,000)
Total BioLargo Inc. and subsidiaries stockholders’ equity	4,042,000	8,851,000
Non-controlling interest (Note 9, 10, 11)	(2,516,000)	(2,795,000)
Total stockholders’ equity	1,526,000	6,056,000
Total liabilities and stockholders’ equity	8,311,000	10,513,000
Debt Obligations [Member]
Current liabilities:
Debt obligations	83,000	66,000
Partially Owned Subsidiary [Member]
Current assets:
Note receivable, net of current	82,000	82,000
Current liabilities:
Accounts payable and accrued expenses	1,592,000	867,000
Debt obligations	1,395,000	486,000
Long-term liabilities:
Debt obligations, net of current	419,000	352,000
Entities, Excluding Partially Owned Subsidiary [Member]
Current liabilities:
Accounts payable and accrued expenses	1,211,000	946,000
Long-term liabilities:
Debt obligations, net of current	$ 182,000	$ 175,000